Warrant derivative liability (Warrant activity) (Details)	12 Months Ended
	Dec. 31, 2017 $ / shares shares
Class of Warrant or Right [Line Items]
Number of Warrants, Outstanding at Beginning | shares
Number of Warrants, Exercisable at Beginning | shares
Number of Warrants, Granted | shares	992,392	[1]
Number of Warrants, Exercised /surrendered | shares
Number of Warrants, Expired | shares
Number of Warrants, Outstanding at Ending | shares	992,392
Number of Warrants, Exercisable at Ending | shares	992,392
Average Exercise Price, Outstanding at Beginning | $ / shares
Average Exercise Price, Exercisable at Beginning | $ / shares
Average Exercise Price, Granted | $ / shares	1.00	[1]
Average Exercise Price, Exercised /surrendered | $ / shares
Average Exercise Price, Expired | $ / shares
Average Exercise Price, Outstanding at Ending | $ / shares	1.00
Average Exercise Price, Exercisable at Ending | $ / shares	$ 1.00
Weighted Average Remaining Contractual Contractual Term in Years, Granted	4 years	[1]
Weighted Average Remaining Contractual Contractual Term in Years, Outstanding	3 years 3 months 4 days
Weighted Average Remaining Contractual Contractual Term in Years, Exercisable	3 years 3 months 4 days

[1]	After a price reset adjustment on November 15, 2017, Investor Warrants to purchase an initial 434,783 of the Company’s shares granted on April 5, 2017 have been adjusted to purchase 896,739 of the Company’s shares, and Placement Agent Warrants to purchase an initial 34,783 of the Company’s shares granted on April 5, 2017 have been adjusted to purchase 95,653 of the Company’s shares (Note 14).